BFS EQUITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

COMMON STOCKS — 98.52%	Shares	Fair Value

Aerospace & Defense — 5.11%
Boeing Co. (The)(a)	1,000	$171,820
Mercury Systems, Inc.(a)	7,500	568,050
Northrop Grumman Corp.	3,000	1,027,830
Raytheon Technologies Corp.	7,669	467,809
		2,235,509
Apparel & Textile Products — 1.53%
NIKE, Inc., Class B	6,000	671,340

Banking — 2.29%
JPMorgan Chase & Co.	10,000	1,001,900

Beverages — 0.96%
PepsiCo, Inc.	3,000	420,180

Biotech & Pharmaceuticals — 2.92%
AbbVie, Inc.	5,000	478,850
Zoetis, Inc.	5,000	800,500
		1,279,350
Cable & Satellite — 2.56%
Comcast Corp., Class A	25,000	1,120,250

Chemicals — 5.00%
Ecolab, Inc.	6,000	1,182,480
Sherwin-Williams Co. (The)	1,500	1,006,575
		2,189,055
E-Commerce Discretionary — 5.53%
Amazon.com, Inc.(a)	700	2,415,672

Electric Utilities — 0.64%
NextEra Energy, Inc.	1,000	279,170

Entertainment Content — 1.20%
Walt Disney Co. (The)	4,000	527,480

Food — 1.33%
Mondelez International, Inc., Class A	10,000	584,200

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2020 (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
Home Construction — 2.44%
D.R. Horton, Inc.	15,000	$1,070,550

Insurance — 5.11%
Berkshire Hathaway, Inc., Class B(a)	5,000	1,090,200
Marsh & McLennan Cos., Inc.	10,000	1,149,100
		2,239,300
Internet Media & Services — 3.73%
Alphabet, Inc., Class A(a)	1,000	1,629,530

Leisure Facilities & Services — 0.48%
Starbucks Corp.	2,500	211,175

Machinery — 0.80%
Caterpillar, Inc.	1,000	142,310
Deere & Co.	1,000	210,060
		352,370
Medical Equipment & Devices — 10.95%
Abbott Laboratories	6,000	656,820
Becton, Dickinson and Co.	2,500	606,925
Danaher Corp.	6,000	1,238,820
Stryker Corp.	4,000	792,640
Thermo Fisher Scientific, Inc.	3,500	1,501,430
		4,796,635
Metals & Mining — 5.12%
Agnico Eagle Mines Ltd.	20,000	1,650,000
Barrick Gold Corp.	20,000	593,000
		2,243,000
Oil & Gas Producers — 2.34%
Chevron Corp.	4,000	335,720
Kinder Morgan, Inc.	50,000	691,000
		1,026,720
REIT — 2.77%
Weyerhaeuser Co.(a)	40,000	1,212,400

Retail - Consumer Staples — 2.78%
Costco Wholesale Corp.	3,500	1,216,810

Retail - Discretionary — 2.60%
Home Depot, Inc. (The)	4,000	1,140,160

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2020 (Unaudited)

COMMON STOCKS — 98.52% - continued	Shares	Fair Value
Semiconductors — 3.25%
QUALCOMM, Inc.	8,000	$952,800
Xilinx, Inc.	4,500	468,720
		1,421,520
Software — 13.00%
Adobe, Inc.(a)	3,500	1,796,865
Microsoft Corp.	10,500	2,368,065
Oracle Corp.	10,000	572,200
SS&C Technologies Holdings, Inc.	15,000	955,800
		5,692,930
Specialty Finance — 0.58%
American Express Co.	2,500	253,975

Technology Hardware — 6.48%
Apple, Inc.	22,000	2,838,880

Technology Services — 4.70%
Automatic Data Processing, Inc.	3,000	417,270
Leidos Holdings, Inc.	7,500	678,675
MasterCard, Inc., Class A	1,500	537,285
Visa, Inc., Class A	2,000	423,980
		2,057,210
Telecommunications — 1.33%
T-Mobile US, Inc.(a)	5,000	583,400

Transportation Equipment — 0.99%
Westinghouse Air Brake Technologies Corp.	6,500	432,575

Total Common Stocks (Cost $26,511,304)		43,143,246

MONEY MARKET FUNDS - 1.46%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.05%(b)	639,399	639,399

Total Money Market Funds (Cost $639,399)		639,399

Total Investments — 99.98% (Cost $27,150,703)		43,782,645

Other Assets in Excess of Liabilities — 0.02%		9,743

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2020 (Unaudited)

Fair Value

NET ASSETS — 100.00%	$43,792,388

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2020.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$16,958,170
Gross unrealized depreciation	(342,860)

Net unrealized appreciation on investments	$16,615,310

Tax cost of investments	$27,167,335

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2020

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2020

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”). These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Bradley, Foster & Sargent, Inc. (the "Adviser") is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$43,143,246	$-	$-	$43,143,246
Money Market Funds	639,399	-	-	639,399
Total	$43,782,645	$-	$-	$43,782,645

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.